Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 261,615,478	$ 515,808,332	$ 443,462,514
Restricted cash	136,907,126	161,350,257	20,360,185
Accounts receivable, net of allowances of $42,820,668;$49,373,296 and $96,144,543 at December 31, 2011, 2010 and 2009, respectively	165,233,593	206,622,841	204,290,545
Inventories	207,308,380	213,404,499	193,705,195
Prepaid expense and other current assets	90,448,245	78,278,131	28,881,866
Assets held for sale	0	0	8,184,462
Current portion of deferred tax assets	3,273,728	3,638,427	8,173,216
Total current assets	864,786,550	1,179,102,487	907,057,983
Prepaid land use rights	77,231,088	78,798,287	78,111,788
Plant and equipment, net	2,516,578,019	2,351,862,787	2,251,614,217
Acquired intangible assets, net	179,279,333	173,820,851	182,694,105
Equity investment	19,612,790	9,843,558	9,848,148
Other long-term assets	41,927,959	215,178	391,741
Deferred tax assets	28,513,676	109,050,066	94,358,635
TOTAL ASSETS	3,727,929,415	3,902,693,214	3,524,076,617
Current liabilities:
Accounts payable	280,690,730	515,577,285	228,882,804
Short-term borrowings	607,427,103	372,055,279	286,864,063
Current portion of long-term debt	191,354,539	333,458,941	205,784,080
Accrued expenses and other current liabilities	142,415,427	146,986,675	111,086,990
Current portion of promissory notes	29,374,461	29,374,461	78,608,288
Commitment to issue shares and warrants relating to litigation settlement	0	0	120,237,773
Income tax payable	63,435	1,892,691	58,573
Total current liabilities	1,251,325,695	1,399,345,332	1,031,522,571
Long-term liabilities:
Non-current portion of promissory notes	28,559,711	56,327,268	83,324,641
Long-term debt	72,360,902	178,596,008	550,653,099
Government subsidy - deferred portion	125,335,473	49,142,806	709,690
Other long-term liabilities	0	9,646,000	25,749,562
Deferred tax liabilities	1,332,620	1,094,257	1,035,164
Total long-term liabilities	227,588,706	294,806,339	661,472,156
Total liabilities	1,478,914,401	1,694,151,671	1,692,994,727
Noncontrolling interest	4,199,520	39,004,168	34,841,507
Commitments
Equity:
Ordinary shares, $0.0004 par value, 50,000,000,000 shares authorized, 27,487,676,065, 27,334,063,747 and 22,375,886,604 shares issued and outstanding at December 31, 2011, 2010 and 2009, respectively	10,995,071	10,933,625	8,950,355
Additional paid-in capital	4,240,529,406	3,858,642,606	3,499,723,153
Convertible Preferred Shares, $0.0004 par value, 5,000,000,000 shares authorized, 445,545,911 shares, nil and nil issued and outstanding at December 31, 2011, 2010 and 2009, respectively	178,218	0	0
Accumulated other comprehensive income (loss)	3,845,496	(1,092,291)	(386,163)
Accumulated deficit	(2,010,732,697)	(1,698,946,565)	(1,712,046,962)
Total equity	2,244,815,494	2,169,537,375	1,796,240,383
TOTAL LIABILITIES, NONCONTROLLING INTEREST AND EQUITY	3,727,929,415	3,902,693,214	3,524,076,617
Net current (liabilities) assets	(386,539,145)	(220,242,845)	(124,464,588)
Total assets less current liabilities	$ 2,476,603,720	$ 2,503,347,882	$ 2,492,554,046